Angel Oak Mortgage Trust 2025-2 ABS-15G

Exhibit 99.32

Data Compare

Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2025020467		Original Note Doc Date	XXX	XXX	XXX (Days)		The Note reflects Original Note Doc Date as XXX.	Initial